UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 93.7%
Aerospace & Defense – 3.4%
35,557	General Dynamics Corp.	$ 4,736,548
32,143	Lockheed Martin Corp.	6,054,777
51,407	The Boeing Co.	7,473,035

		18,264,360

Air Freight & Logistics – 0.8%
25,785	FedEx Corp.	4,360,501

Airlines – 2.6%
45,474	Alaska Air Group, Inc.	3,086,320
69,043	Delta Air Lines, Inc.	3,266,424
143,632	Southwest Airlines Co.	6,489,294
15,634	United Continental Holdings, Inc.*	1,084,531

		13,926,569

Auto Components – 0.6%
8,125	Delphi Automotive PLC	558,431
27,965	Lear Corp.	2,806,288

		3,364,719

Automobiles – 0.6%
49,041	Harley-Davidson, Inc.	3,025,830

Beverages – 2.0%
86,142	PepsiCo., Inc.	8,078,397
71,056	The Coca-Cola Co.	2,925,375

		11,003,772

Biotechnology – 7.8%
1,088	Alexion Pharmaceuticals, Inc.*	199,365
46,505	Amgen, Inc.	7,080,851
25,455	Biogen Idec, Inc.*	9,906,068
83,146	Celgene Corp.*	9,907,678
118,322	Gilead Sciences, Inc.*	12,403,695
72,852	Seattle Genetics, Inc.*(a)	2,270,068

		41,767,725

Capital Markets – 1.2%
13,322	Affiliated Managers Group, Inc.*	2,737,937
18,088	Ameriprise Financial, Inc.	2,259,915
63,317	The Charles Schwab Corp.	1,644,976

		6,642,828

Chemicals – 2.8%
19,476	Eastman Chemical Co.	1,380,654
51,445	Ecolab, Inc.	5,338,448
24,322	Monsanto Co.	2,869,509
119,978	The Dow Chemical Co.	5,418,206

		15,006,817

Commercial Services & Supplies – 1.0%
70,160	Cintas Corp.	5,521,592

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 0.3%
60,924	Brocade Communications Systems, Inc.	$ 677,475
3,263	F5 Networks, Inc.*	364,216
12,304	QUALCOMM, Inc.	768,508

		1,810,199

Computers & Peripherals – 9.6%
275,920	Apple, Inc.	32,326,787
204,945	EMC Corp.	5,314,224
139,537	Hewlett-Packard Co.	5,041,472
131,492	NetApp, Inc.	4,970,397
44,356	Western Digital Corp.	4,312,734

		51,965,614

Diversified Financial Services* – 0.4%
13,649	Berkshire Hathaway, Inc. Class B	1,964,228

Diversified Telecommunication Services – 1.9%
136,933	CenturyLink, Inc.	5,089,800
90,058	Verizon Communications, Inc.(b)	4,116,551
130,786	Windstream Holdings, Inc.(a)	1,039,749

		10,246,100

Electric Utilities – 0.2%
15,496	American Electric Power Co., Inc.	973,304

Electrical Equipment – 0.6%
31,253	Rockwell Automation, Inc.	3,404,077

Electronic Equipment, Instruments & Components – 2.2%
230,527	Corning, Inc.	5,479,627
384,196	Flextronics International Ltd.*	4,272,259
68,549	National Instruments Corp.	2,061,954

		11,813,840

Energy Equipment & Services* – 0.2%
29,286	Cameron International Corp.	1,311,427

Food & Staples Retailing – 3.3%
59,530	CVS Health Corp.	5,843,465
56,362	The Kroger Co.	3,891,796
3,242	Wal-Mart Stores, Inc.	275,505
105,741	Walgreens Boots Alliance, Inc.	7,798,399

		17,809,165

Food Products – 0.4%
36,386	Archer-Daniels-Midland Co.	1,696,679
10,057	Hormel Foods Corp.	515,120

		2,211,799

Health Care Equipment & Supplies – 1.7%
245,974	Boston Scientific Corp.*	3,642,875
31,786	C.R. Bard, Inc.	5,436,360

		9,079,235

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 0.8%
24,264	Aetna, Inc.	$ 2,227,920
13,471	AmerisourceBergen Corp.	1,280,419
11,902	Catamaran Corp.*	594,029

		4,102,368

Hotels, Restaurants & Leisure – 1.2%
9,628	Brinker International, Inc.	562,564
108,245	Carnival Corp.	4,758,450
14,220	Royal Caribbean Cruises Ltd.	1,074,321

		6,395,335

Household Durables – 1.1%
11,718	D.R. Horton, Inc.	287,325
15,622	Garmin Ltd.	817,968
27,823	Mohawk Industries, Inc.*	4,591,908

		5,697,201

Household Products – 1.7%
29,547	Kimberly-Clark Corp.	3,189,894
68,514	The Procter & Gamble Co.	5,775,045

		8,964,939

Industrial Conglomerates – 2.9%
59,400	3M Co.	9,640,620
18,541	Danaher Corp.	1,527,408
190,122	General Electric Co.	4,542,014

		15,710,042

Insurance – 0.8%
46,651	Reinsurance Group of America, Inc.	3,863,169
6,681	The Travelers Cos., Inc.	686,941

		4,550,110

Internet & Catalog Retail* – 0.9%
1,498	Amazon.com, Inc.	531,086
152,444	Liberty Interactive Corp. Class A	4,170,868

		4,701,954

Internet Software & Services* – 4.3%
143,258	eBay, Inc.	7,592,674
28,584	Facebook, Inc. Class A	2,169,812
12,833	Google, Inc. Class A	6,898,379
11,904	Google, Inc. Class C	6,362,926

		23,023,791

IT Services – 2.4%
48,091	Accenture PLC Class A	4,041,087
6,333	DST Systems, Inc.	612,401
12,242	International Business Machines Corp.	1,876,821
4,468	Visa, Inc. Class A	1,138,938
391,631	Xerox Corp.	5,157,780

		12,827,027

Shares	Description	Value
Common Stocks – (continued)
Machinery – 0.6%
9,466	SPX Corp.	$ 791,073
24,309	Stanley Black & Decker, Inc.	2,276,538

		3,067,611

Media – 5.3%
133,199	Comcast Corp. Class A	7,078,861
21,760	DIRECTV*	1,855,693
123,772	The Walt Disney Co.	11,258,301
15,627	Time Warner Cable, Inc.	2,127,303
6,796	Time Warner, Inc.	529,612
92,554	Viacom, Inc. Class B	5,962,329

		28,812,099

Metals & Mining – 0.4%
114,634	Alcoa, Inc.	1,794,022
9,043	United States Steel Corp.(a)	221,011

		2,015,033

Multiline Retail* – 0.9%
70,705	Dollar General Corp.	4,741,477

Oil, Gas & Consumable Fuels – 6.5%
106,571	HollyFrontier Corp.	3,828,030
130,330	Kinder Morgan, Inc.	5,350,047
67,326	Marathon Petroleum Corp.	6,233,714
34,798	PBF Energy, Inc. Class A	977,824
39,681	Phillips 66	2,790,368
146,026	Spectra Energy Corp.	4,883,109
65,653	Tesoro Corp.	5,365,820
106,964	Valero Energy Corp.	5,656,256

		35,085,168

Paper & Forest Products – 1.0%
100,856	International Paper Co.	5,311,077

Pharmaceuticals – 5.4%
162,385	AbbVie, Inc.(b)	9,799,935
92,026	Bristol-Myers Squibb Co.	5,546,407
33,470	Eli Lilly & Co.	2,409,840
14,746	Johnson & Johnson	1,476,664
97,548	Merck & Co., Inc.	5,880,193
134,070	Pfizer, Inc.	4,189,688

		29,302,727

Real Estate Investment Trusts – 0.4%
97,508	Host Hotels & Resorts, Inc.	2,231,958

Road & Rail – 0.6%
25,313	Union Pacific Corp.	2,966,937

Semiconductors & Semiconductor Equipment – 1.5%
50,631	Broadcom Corp. Class A	2,148,527
69,143	Intel Corp.	2,284,485
70,381	Texas Instruments, Inc.	3,761,864

		8,194,876

Software – 7.3%
98,399	Adobe Systems, Inc.*(b)	6,900,722
98,080	CA, Inc.	2,971,824
30,132	Citrix Systems, Inc.*	1,785,622

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
315,915	Microsoft Corp.	$ 12,762,966
36,450	Nuance Communications, Inc.*	501,005
268,028	Oracle Corp.	11,227,693
22,999	salesforce.com, Inc.*	1,298,294
24,784	VMware, Inc. Class A*	1,910,846

		39,358,972

Specialty Retail – 4.0%
125,237	Lowe’s Cos., Inc.	8,486,059
48,444	PetSmart, Inc.	3,958,117
68,526	The Gap, Inc.	2,822,586
57,353	The Home Depot, Inc.(b)	5,988,801
2,765	Williams-Sonoma, Inc.	216,361

		21,471,924

Textiles, Apparel & Luxury Goods – 0.1%
6,001	NIKE, Inc. Class B	553,592

TOTAL COMMON STOCKS		$504,559,919

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 10.0%
Repurchase Agreement – 10.0%
Joint Repurchase Agreement Account II
$53,700,000	0.074%	02/02/15	$ 53,700,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$558,259,919

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
2,925,175	0.082%	$ 2,925,175

TOTAL INVESTMENTS – 104.2%		$561,185,094

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%		(22,511,607)

NET ASSETS – 100.0%		$538,673,487

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	246	March 2015	$24,457,320	$(330,688)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$538,884,178

Gross unrealized gain	33,781,368
Gross unrealized loss	(11,480,452)

Net unrealized security gain	$22,300,916

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.4%
54,003	General Dynamics Corp.	$ 7,193,740
27,168	Lockheed Martin Corp.	5,117,636
1,133	The Boeing Co.	164,704

		12,476,080

Airlines – 0.9%
100,436	Delta Air Lines, Inc.	4,751,627

Automobiles – 0.3%
27,379	Harley-Davidson, Inc.	1,689,284

Beverages – 0.6%
34,687	PepsiCo., Inc.	3,252,947

Biotechnology – 2.2%
15,343	Amgen, Inc.	2,336,125
10,092	Biogen Idec, Inc.*	3,927,403
28,874	Celgene Corp.*	3,440,626
15,208	Gilead Sciences, Inc.*	1,594,254

		11,298,408

Capital Markets – 2.9%
18,118	Affiliated Managers Group, Inc.*	3,723,611
47,290	Ameriprise Financial, Inc.	5,908,412
13,860	Morgan Stanley, Inc.	468,607
183,069	The Charles Schwab Corp.	4,756,133

		14,856,763

Chemicals – 1.7%
15,071	Eastman Chemical Co.	1,068,383
1,590	Ecolab, Inc.	164,995
173,426	The Dow Chemical Co.	7,831,918

		9,065,296

Commercial Banks – 6.8%
219,059	Bank of America Corp.	3,318,744
180,749	BB&T Corp.	6,378,632
50,802	Citigroup, Inc.	2,385,154
139,503	JPMorgan Chase & Co.	7,586,173
178,169	KeyCorp	2,314,415
143,577	SunTrust Banks, Inc.	5,516,228
151,816	Wells Fargo & Co.	7,882,287

		35,381,633

Commercial Services & Supplies – 0.8%
54,295	Cintas Corp.	4,273,016

Communications Equipment – 0.4%
78,125	Cisco Systems, Inc.	2,059,766

Computers & Peripherals – 4.4%
293,617	EMC Corp.	7,613,489
240,495	Hewlett-Packard Co.	8,689,084
55,216	NetApp, Inc.	2,087,165
48,303	Western Digital Corp.	4,696,501

		23,086,239

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.0%
92,018	Discover Financial Services	$ 5,003,939

Diversified Financial Services – 5.1%
132,616	Berkshire Hathaway, Inc. Class B*	19,084,769
98,070	The NASDAQ OMX Group, Inc.	4,471,992
70,133	Voya Financial, Inc.	2,735,888

		26,292,649

Diversified Telecommunication Services – 2.1%
113,806	AT&T, Inc.(a)	3,746,493
156,980	CenturyLink, Inc.	5,834,947
182,817	Windstream Holdings, Inc.(b)	1,453,395

		11,034,835

Electric Utilities – 3.0%
81,940	American Electric Power Co., Inc.	5,146,652
89,426	Edison International	6,094,382
50,973	Entergy Corp.	4,460,647

		15,701,681

Electrical Equipment – 0.2%
9,877	Rockwell Automation, Inc.	1,075,803

Electronic Equipment, Instruments & Components – 1.4%
268,611	Corning, Inc.	6,384,884
61,668	Flextronics International Ltd.*	685,748

		7,070,632

Energy Equipment & Services – 0.1%
15,197	Superior Energy Services, Inc.	303,940

Food & Staples Retailing – 4.1%
76,806	CVS Health Corp.	7,539,277
11,462	The Kroger Co.	791,451
82,855	Wal-Mart Stores, Inc.	7,041,018
83,270	Walgreens Boots Alliance, Inc.	6,141,162

		21,512,908

Health Care Equipment & Supplies – 1.1%
248,076	Boston Scientific Corp.*	3,674,006
11,408	C.R. Bard, Inc.	1,951,110

		5,625,116

Health Care Providers & Services – 1.0%
33,485	Aetna, Inc.(a)	3,074,593
12,131	Anthem, Inc.	1,637,200
3,545	UnitedHealth Group, Inc.	376,656

		5,088,449

Hotels, Restaurants & Leisure – 0.9%
107,924	Carnival Corp.	4,744,339

Household Durables – 0.4%
12,242	D.R. Horton, Inc.	300,174
9,764	Newell Rubbermaid, Inc.	359,999
57,129	PulteGroup, Inc.	1,176,286

		1,836,459

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – 3.8%
32,113	Kimberly-Clark Corp.	$ 3,466,920
195,935	The Procter & Gamble Co.	16,515,361

		19,982,281

Industrial Conglomerates – 4.5%
31,852	3M Co.	5,169,580
5,693	Danaher Corp.	468,989
731,071	General Electric Co.	17,465,286

		23,103,855

Insurance – 5.2%
128,415	Allied World Assurance Co. Holdings AG	4,965,808
121,498	Aspen Insurance Holdings Ltd.	5,263,293
30,505	Assured Guaranty Ltd.	744,932
17,941	Axis Capital Holdings Ltd.	913,197
15,105	Endurance Specialty Holdings Ltd.	923,218
47,875	MetLife, Inc.	2,226,187
51,100	Reinsurance Group of America, Inc.	4,231,591
4,801	The Chubb Corp.	470,018
68,191	The Travelers Cos., Inc.	7,011,399

		26,749,643

Internet & Catalog Retail* – 0.1%
21,786	Liberty Interactive Corp. Class A	596,065

Internet Software & Services* – 0.5%
47,379	eBay, Inc.	2,511,087

IT Services – 0.5%
205,426	Xerox Corp.	2,705,460

Machinery – 0.1%
5,387	SPX Corp.	450,192

Media – 1.0%
1,471	Time Warner Cable, Inc.	200,247
3,061	Time Warner, Inc.	238,544
77,429	Viacom, Inc. Class B	4,987,976

		5,426,767

Metals & Mining – 0.1%
11,100	Newmont Mining Corp.	279,165
15,816	United States Steel Corp.(b)	386,543

		665,708

Multi-Utilities – 1.1%
137,565	CenterPoint Energy, Inc.	3,176,376
61,107	Public Service Enterprise Group, Inc.	2,608,047

		5,784,423

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 0.2%
13,192	Dollar General Corp.	$ 884,656

Oil, Gas & Consumable Fuels – 12.6%
2,446	Anadarko Petroleum Corp.	199,960
50,073	Chevron Corp.	5,133,985
225,851	Exxon Mobil Corp.	19,743,894
37,739	Hess Corp.	2,547,005
114,159	HollyFrontier Corp.	4,100,591
159,739	Kinder Morgan, Inc.	6,557,286
61,864	Marathon Petroleum Corp.	5,727,988
29,230	ONEOK, Inc.	1,286,997
20,746	PBF Energy, Inc. Class A	582,963
67,560	Phillips 66	4,750,819
193,304	Spectra Energy Corp.	6,464,086
19,563	Tesoro Corp.	1,598,884
122,797	Valero Energy Corp.	6,493,505

		65,187,963

Paper & Forest Products – 1.2%
117,538	International Paper Co.	6,189,551

Pharmaceuticals – 10.7%
81,766	AbbVie, Inc.	4,934,578
33,810	Bristol-Myers Squibb Co.	2,037,728
125,220	Eli Lilly & Co.	9,015,840
112,157	Johnson & Johnson	11,231,402
214,385	Merck & Co., Inc.	12,923,128
493,039	Pfizer, Inc.	15,407,469

		55,550,145

Real Estate Investment Trusts – 5.5%
27,496	CBL & Associates Properties, Inc.	566,968
72,793	Equity Lifestyle Properties, Inc.	3,983,961
46,067	Equity Residential	3,575,260
43,405	Extra Space Storage, Inc.	2,864,730
23,045	Home Properties, Inc.	1,624,673
130,332	Hospitality Properties Trust	4,247,520
32,070	Host Hotels & Resorts, Inc.	734,082
18,090	Mid-America Apartment Communities, Inc.	1,434,899
4,317	ProLogis, Inc.	194,869
4,598	Public Storage	923,462
143,644	Weingarten Realty Investors	5,383,777
161,561	WP GLIMCHER, Inc.	2,856,398

		28,390,599

Semiconductors & Semiconductor Equipment – 0.8%
132,998	Intel Corp.	4,394,254

Software – 4.2%
64,392	Adobe Systems, Inc.*	4,515,811
162,692	CA, Inc.	4,929,567
181,825	Microsoft Corp.	7,345,730
121,929	Oracle Corp.	5,107,606

		21,898,714

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 1.6%
75,438	Lowe’s Cos., Inc.	$ 5,111,679
19,910	PetSmart, Inc.	1,626,746
32,814	The Gap, Inc.	1,351,609

		8,090,034

TOTAL COMMON STOCKS		$506,043,206

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$12,600,000	0.074%	02/02/15	$ 12,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$518,643,206

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
1,831,850	0.082%	$ 1,831,850

TOTAL INVESTMENTS – 100.3%		$520,475,056

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,478,225)

NET ASSETS – 100.0%		$518,996,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	85	March 2015	$8,450,700	$(151,660)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$515,866,743

Gross unrealized gain	21,069,104
Gross unrealized loss	(16,460,791)

Net unrealized security gain	$4,608,313

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.2%
13,319	AAR Corp.(a)	$ 381,722
16,024	Engility Holdings, Inc.*	639,358
10,514	Teledyne Technologies, Inc.*	999,251

		2,020,331

Airlines – 1.2%
3,008	Allegiant Travel Co.	545,260
90,053	JetBlue Airways Corp.*	1,511,990

		2,057,250

Auto Components – 1.5%
28,775	Cooper Tire & Rubber Co.	1,001,082
44,864	Modine Manufacturing Co.*	546,892
22,285	Stoneridge, Inc.*	281,237
28,492	Tower International, Inc.*	674,406

		2,503,617

Biotechnology* – 8.3%
12,097	Achillion Pharmaceuticals, Inc.	179,640
24,665	Acorda Therapeutics, Inc.(a)	1,024,831
32,635	Aegerion Pharmaceuticals, Inc.(b)	757,785
2,539	Alder Biopharmaceuticals, Inc.	68,756
2,844	AMAG Pharmaceuticals, Inc.	125,676
33,512	Arena Pharmaceuticals, Inc.(b)	144,437
84,679	Dyax Corp.	1,279,500
42,154	Emergent Biosolutions, Inc.	1,181,577
1,371	Enanta Pharmaceuticals, Inc.	59,556
4,150	Foundation Medicine, Inc.	197,789
33,894	Genomic Health, Inc.(b)	1,094,098
60,429	Infinity Pharmaceuticals, Inc.	933,024
2,238	Intrexon Corp.	64,253
3,431	Ironwood Pharmaceuticals, Inc.	53,455
26,794	Isis Pharmaceuticals, Inc.(b)	1,835,657
15,938	Ligand Pharmaceuticals, Inc. Class B	907,191
17,479	Merrimack Pharmaceuticals, Inc.	164,827
33,902	NPS Pharmaceuticals, Inc.	1,554,746
16,778	Ophthotech Corp.(b)	943,762
1,063	Puma Biotechnology, Inc.	224,378
47,806	Repligen Corp.	1,161,208

		13,956,146

Building Products – 0.8%
10,509	American Woodmark Corp.*	432,235
18,586	Universal Forest Products, Inc.	930,415

		1,362,650

Capital Markets – 1.5%
20,764	Arlington Asset Investment Corp. Class A(b)	550,869
11,701	GAMCO Investors, Inc. Class A	955,387
20,262	Piper Jaffray Cos., Inc.*	1,034,375

		2,540,631

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 2.4%
27,686	A. Schulman, Inc.	$ 964,857
23,273	FutureFuel Corp.	255,770
19,658	Innophos Holdings, Inc.	1,170,438
5,662	Intrepid Potash, Inc.*	75,361
16,287	OM Group, Inc.	456,036
32,442	PolyOne Corp.	1,154,611

		4,077,073

Commercial Banks – 3.3%
21,572	1st Source Corp.	641,336
79,112	CVB Financial Corp.	1,155,827
14,083	First Bancorp, Inc.	233,496
40,848	First Interstate BancSystem, Inc.	976,267
6,334	Great Southern Bancorp, Inc.	228,784
69,283	OFG Bancorp	1,115,456
24,464	Old National Bancorp	328,062
28,138	PrivateBancorp, Inc.	853,707

		5,532,935

Commercial Services & Supplies – 1.5%
13,685	Deluxe Corp.	888,567
62,756	Kimball International, Inc. Class B	544,094
12,711	Knoll, Inc.	260,448
1,140	Multi-Color Corp.	66,371
37,793	Quad Graphics, Inc.	757,372

		2,516,852

Communications Equipment – 2.1%
58,961	Aruba Networks, Inc.*	977,573
21,970	Calix, Inc.*	210,912
107,160	Harmonic, Inc.*	819,774
3,844	InterDigital, Inc.	192,123
95,092	Polycom, Inc.*	1,264,724

		3,465,106

Computers & Peripherals* – 0.0%
1,462	Electronics for Imaging, Inc.	56,506

Construction & Engineering* – 0.1%
13,640	Aegion Corp.	208,965

Consumer Finance – 1.8%
45,771	Cash America International, Inc.	952,037
5,757	Enova International, Inc.*	110,822
81,038	EZCORP, Inc. Class A*(b)	835,502
4,888	Springleaf Holdings, Inc.*	154,461
14,063	World Acceptance Corp.*(b)	1,032,927

		3,085,749

Containers & Packaging* – 0.9%
105,988	Graphic Packaging Holding Co.	1,534,706

Distributors – 0.4%
11,176	Core-Mark Holding Co., Inc.	745,216

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – 1.3%
30,034	Bridgepoint Education, Inc.	$ 296,435
56,127	K12, Inc.	798,126
59,737	Regis Corp.	940,858
3,677	Strayer Education, Inc.	246,359

		2,281,778

Electric Utilities – 0.8%
16,822	Cleco Corp.	914,444
13,446	PNM Resources, Inc.	410,103

		1,324,547

Electrical Equipment – 0.4%
16,577	General Cable Corp.	189,641
18,359	GrafTech International Ltd.*	66,643
34,160	LSI Industries, Inc.	250,734
3,118	Polypore International, Inc.*	139,437

		646,455

Electronic Equipment, Instruments & Components – 2.4%
48,688	Benchmark Electronics, Inc.*	1,179,710
13,898	Insight Enterprises, Inc.*	328,966
47,067	Kimball Electronics, Inc.*	479,142
5,838	Methode Electronics, Inc.	211,160
13,918	OSI Systems, Inc.*	973,982
42,262	Sanmina Corp.*	895,109

		4,068,069

Energy Equipment & Services – 0.8%
18,379	Forum Energy Technologies, Inc.*	283,956
6,426	Helix Energy Solutions Group, Inc.*	120,616
37,982	ION Geophysical Corp.*	85,459
131,846	Key Energy Services, Inc.*	221,501
85,965	Pioneer Energy Services Corp.*	355,895
19,904	Tesco Corp.	203,817

		1,271,244

Food & Staples Retailing* – 0.1%
5,577	The Pantry, Inc.	205,791

Food Products – 0.6%
13,860	Cal-Maine Foods, Inc.(b)	485,793
6,203	Lancaster Colony Corp.	557,836

		1,043,629

Health Care Equipment & Supplies – 4.5%
6,660	Anika Therapeutics, Inc.*	260,939
2,697	Atrion Corp.	903,495
22,787	Cantel Medical Corp.	924,469
23,625	Greatbatch, Inc.*	1,147,230
14,436	ICU Medical, Inc.*	1,206,561
12,635	Invacare Corp.	185,103
11,537	Masimo Corp.*	294,424
29,590	Natus Medical, Inc.*	1,112,584
26,186	NuVasive, Inc.*	1,212,935
9,804	Orthofix International NV*	299,022

		7,546,762

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services* – 1.4%
30,523	Genesis Healthcare, Inc.	$ 253,341
16,591	Magellan Health, Inc.	997,451
17,113	Molina Healthcare, Inc.	871,223
7,681	Triple-S Management Corp. Class B	184,958

		2,306,973

Health Care Technology* – 0.1%
12,930	MedAssets, Inc.	239,334

Hotels, Restaurants & Leisure – 6.4%
20,581	BJ’s Restaurants, Inc.*	911,533
41,547	Bloomin’ Brands, Inc.*	1,026,834
4,471	Bob Evans Farms, Inc.	252,030
8,016	Cracker Barrel Old Country Store, Inc.	1,078,232
15,687	Denny’s Corp.*	170,675
9,470	DineEquity, Inc.	1,010,923
16,577	Jack in the Box, Inc.	1,405,564
17,126	Marriott Vacations Worldwide Corp.	1,310,139
20,768	Papa John’s International, Inc.	1,317,937
39,141	Sonic Corp.	1,184,798
31,999	Texas Roadhouse, Inc.	1,074,846

		10,743,511

Household Durables – 3.1%
15,004	Cavco Industries, Inc.*	1,102,944
34,005	Ethan Allen Interiors, Inc.	925,616
17,274	Helen of Troy Ltd.*	1,299,351
34,190	La-Z-Boy, Inc.	912,531
16,100	Universal Electronics, Inc.*	1,026,214

		5,266,656

Industrial Conglomerates – 0.0%
2,467	Raven Industries, Inc.	52,892

Insurance – 3.0%
45,243	American Equity Investment Life Holding Co.	1,154,149
21,065	AmTrust Financial Services, Inc.(b)	1,066,310
21,897	Argo Group International Holdings Ltd.	1,171,271
9,933	Global Indemnity PLC*	260,642
14,742	Selective Insurance Group, Inc.	380,638
51,429	Symetra Financial Corp.	1,044,523

		5,077,533

Internet Software & Services – 2.3%
32,328	Constant Contact, Inc.*	1,222,645
14,014	Envestnet, Inc.*	721,301
23,499	LogMeIn, Inc.*	1,117,377
33,034	Marchex, Inc. Class B	125,860
51,391	Web.com Group, Inc.*	776,518

		3,963,701

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 1.2%
37,079	ManTech International Corp. Class A	$ 1,206,180
37,450	Sykes Enterprises, Inc.*	843,374

		2,049,554

Leisure Equipment & Products – 0.1%
13,919	Callaway Golf Co.	113,579

Life Sciences Tools & Services* – 1.2%
32,228	Affymetrix, Inc.(b)	355,797
17,674	Cambrex Corp.	396,428
20,039	PAREXEL International Corp.	1,221,577

		1,973,802

Machinery – 1.7%
17,796	Barnes Group, Inc.	611,293
25,228	Hillenbrand, Inc.	792,411
12,889	Hyster-Yale Materials Handling, Inc.	807,496
8,671	Kadant, Inc.	344,585
17,149	Miller Industries, Inc.	346,410

		2,902,195

Media – 0.3%
13,855	Entercom Communications Corp. Class A*	160,302
44,613	Harte-Hanks, Inc.	324,337

		484,639

Metals & Mining – 1.8%
13,062	Century Aluminum Co.*	301,863
33,234	Materion Corp.	1,095,060
40,802	Schnitzer Steel Industries, Inc. Class A	688,738
72,123	Stillwater Mining Co.*	985,921

		3,071,582

Oil, Gas & Consumable Fuels – 3.8%
73,374	Alon USA Energy, Inc.	886,358
45,094	Comstock Resources, Inc.(b)	182,180
7,578	Contango Oil & Gas Co.*	227,871
38,036	Delek US Holdings, Inc.	1,173,411
48,438	Dorian LPG Ltd.*	545,896
41,562	Green Plains, Inc.	972,966
11,724	REX American Resources Corp.*	650,799
10,030	SemGroup Corp. Class A	675,320
28,085	Western Refining, Inc.	1,042,796

		6,357,597

Paper & Forest Products – 0.2%
11,306	PH Glatfelter Co.	258,568

Pharmaceuticals* – 1.5%
14,415	Catalent, Inc.	398,142
32,961	Impax Laboratories, Inc.	1,208,680
36,480	Sagent Pharmaceuticals, Inc.	936,442

		2,543,264

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 2.0%
4,414	Barrett Business Services, Inc.	$ 135,289
19,021	CDI Corp.	323,167
12,711	Insperity, Inc.	533,099
43,115	Korn/Ferry International*	1,228,778
5,817	Navigant Consulting, Inc.*	83,939
54,733	RPX Corp.*	675,953
21,886	TrueBlue, Inc.*	482,805

		3,463,030

Real Estate Investment Trusts – 12.7%
28,480	American Assets Trust, Inc.	1,263,942
207,926	Anworth Mortgage Asset Corp.	1,079,136
25,732	Coresite Realty Corp.	1,127,319
59,783	CubeSmart	1,473,053
40,170	CyrusOne, Inc.	1,126,769
6,380	DiamondRock Hospitality Co.	92,701
31,806	DuPont Fabros Technology, Inc.	1,185,092
83,807	FelCor Lodging Trust, Inc.	838,908
59,437	First Industrial Realty Trust, Inc.	1,291,566
10,261	Healthcare Realty Trust, Inc.	308,754
33,714	LaSalle Hotel Properties	1,364,069
18,441	Pebblebrook Hotel Trust	856,400
49,892	Pennsylvania Real Estate Investment Trust	1,193,916
14,655	PS Business Parks, Inc.	1,232,632
22,539	Ramco-Gershenson Properties Trust	441,088
28,017	RLJ Lodging Trust	954,539
25,880	Rouse Properties, Inc.(b)	481,109
14,459	Sovran Self Storage, Inc.	1,369,990
84,549	Strategic Hotels & Resorts, Inc.*	1,134,648
18,247	Sun Communities, Inc.	1,235,869
81,086	Sunstone Hotel Investors, Inc.	1,382,516

		21,434,016

Road & Rail – 1.1%
26,105	ArcBest Corp.	972,672
21,099	Saia, Inc.*	888,479

		1,861,151

Semiconductors & Semiconductor Equipment – 4.4%
1,737	Cabot Microelectronics Corp.*	85,825
14,673	Cavium, Inc.*	862,919
42,999	Diodes, Inc.*	1,136,464
37,217	Fairchild Semiconductor International, Inc.*	571,281
61,420	Integrated Device Technology, Inc.*	1,123,372
58,891	Intersil Corp. Class A	842,730
34,960	Lattice Semiconductor Corp.*	249,265
2,134	Microsemi Corp.*	59,453
2,327	Monolithic Power Systems, Inc.	110,509
44,806	OmniVision Technologies, Inc.*	1,211,554

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,607	Power Integrations, Inc.	$ 82,889
2,121	Semtech Corp.*	54,001
23,233	Silicon Laboratories, Inc.*	1,016,676

		7,406,938

Software – 6.9%
31,485	Advent Software, Inc.	1,317,647
29,485	Aspen Technology, Inc.*	1,042,147
57,592	AVG Technologies NV*	1,139,170
6,067	Barracuda Networks, Inc.*	205,429
28,768	Blackbaud, Inc.	1,257,449
2,885	Imperva, Inc.*	120,478
35,654	Monotype Imaging Holdings, Inc.	1,046,088
30,870	NetScout Systems, Inc.*	1,108,233
49,046	Pegasystems, Inc.	959,830
39,614	Progress Software Corp.*	992,331
26,057	SS&C Technologies Holdings, Inc.	1,441,734
24,179	Synchronoss Technologies, Inc.*	1,026,882

		11,657,418

Specialty Retail – 2.7%
26,360	Brown Shoe Co., Inc.	748,360
40,873	Haverty Furniture Cos., Inc.	998,527
20,632	hhgregg, Inc.*(b)	113,270
42,089	Select Comfort Corp.*	1,255,936
22,451	The Cato Corp. Class A	951,922
1,623	Vitamin Shoppe, Inc.*	68,604
10,871	Zumiez, Inc.*	405,380

		4,541,999

Textiles, Apparel & Luxury Goods* – 0.7%
18,820	Skechers U.S.A., Inc. Class A	1,135,787
3,436	Unifi, Inc.	110,742

		1,246,529

Thrifts & Mortgage Finance – 0.4%
48,710	Brookline Bancorp, Inc.	467,616
14,113	Oritani Financial Corp.	199,134

		666,750

Trading Companies & Distributors – 0.3%
21,559	Aircastle Ltd.	432,474

Wireless Telecommunication Services – 0.2%
22,931	Spok Holdings, Inc.	392,579

TOTAL COMMON STOCKS		$164,560,272

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 4.4%
Repurchase Agreement – 4.4%
Joint Repurchase Agreement Account II
$7,500,000	0.074%	02/02/15	$ 7,500,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$172,060,272

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) – 4.8%
Goldman Sachs Financial Square Money Market Fund – FST Shares
8,082,975	0.082%	$ 8,082,975

TOTAL INVESTMENTS – 106.6%		$180,143,247

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.6)%		(11,134,750)

NET ASSETS – 100.0%		$169,008,497

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	26	March 2015	$3,019,120	$(93,449)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$170,598,738

Gross unrealized gain	21,046,178
Gross unrealized loss	(11,501,669)

Net unrealized security gain	$9,544,509

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense* – 0.7%
12,912	Aerovironment, Inc.	$ 330,418
5,962	Orbital Sciences Corp.	167,473
373	Teledyne Technologies, Inc.	35,450

		533,341

Airlines* – 0.7%
33,840	JetBlue Airways Corp.	568,174

Auto Components – 0.8%
8,744	Cooper Tire & Rubber Co.	304,204
5,284	Stoneridge, Inc.*	66,684
5,350	Tenneco, Inc.*	275,097

		645,985

Biotechnology* – 13.4%
10,358	Achillion Pharmaceuticals, Inc.	153,816
13,354	Acorda Therapeutics, Inc.(a)	554,859
3,416	Aegerion Pharmaceuticals, Inc.	79,320
546	Agios Pharmaceuticals, Inc.	63,292
3,335	Alder Biopharmaceuticals, Inc.	90,312
7,271	Anacor Pharmaceuticals, Inc.	273,390
15,807	Arena Pharmaceuticals, Inc.(b)	68,128
428	Bluebird Bio, Inc.	39,765
45,907	Dyax Corp.	693,655
15,147	Emergent Biosolutions, Inc.	424,570
4,799	Enanta Pharmaceuticals, Inc.(b)	208,469
2,999	Epizyme, Inc.	57,401
3,103	Foundation Medicine, Inc.	147,889
13,513	Genomic Health, Inc.(b)	436,200
36,250	ImmunoGen, Inc.(b)	276,588
31,282	Infinity Pharmaceuticals, Inc.	482,994
6,360	Insys Therapeutics, Inc.	303,881
13,574	Intrexon Corp.(b)	389,710
19,572	Ironwood Pharmaceuticals, Inc.	304,932
17,771	Isis Pharmaceuticals, Inc.(a)	1,217,491
9,535	Ligand Pharmaceuticals, Inc. Class B	542,732
17,741	MannKind Corp.(b)	112,655
19,294	Merrimack Pharmaceuticals, Inc.(b)	181,942
11,089	MiMedx Group, Inc.	90,431
20,288	NPS Pharmaceuticals, Inc.	930,408
1,285	OncoMed Pharmaceuticals, Inc.	29,375
9,842	Ophthotech Corp.	553,612
838	OvaScience, Inc.	36,419
2,701	PTC Therapeutics, Inc.	148,312
2,211	Puma Biotechnology, Inc.	466,698
725	Receptos, Inc.	79,873
21,586	Repligen Corp.	524,324
11,093	Sangamo Biosciences, Inc.(b)	141,879
8,110	Ultragenyx Pharmaceutical, Inc.	471,191

		10,576,513

Shares	Description	Value
Common Stocks – (continued)
Building Products – 0.7%
1,584	American Woodmark Corp.*	$ 65,150
4,516	Quanex Building Products Corp.	85,036
7,609	Universal Forest Products, Inc.	380,907

		531,093

Capital Markets – 0.8%
2,947	GAMCO Investors, Inc. Class A	240,623
7,269	Piper Jaffray Cos., Inc.*	371,082

		611,705

Chemicals – 2.3%
11,638	A. Schulman, Inc.	405,584
7,909	Innophos Holdings, Inc.	470,902
19,558	PolyOne Corp.	696,069
16,818	Trinseo SA*	256,475

		1,829,030

Commercial Banks – 0.9%
11,035	First Interstate BancSystem, Inc.	263,736
26,796	OFG Bancorp	431,416

		695,152

Commercial Services & Supplies – 1.4%
7,049	Deluxe Corp.	457,692
3,281	HNI Corp.	161,589
4,026	Kimball International, Inc. Class B	34,905
21,652	Knoll, Inc.	443,650

		1,097,836

Communications Equipment* – 1.6%
32,829	Aruba Networks, Inc.	544,305
3,803	Calix, Inc.	36,509
14,838	Harmonic, Inc.	113,511
35,165	Polycom, Inc.	467,694
6,386	Ruckus Wireless, Inc.	67,628

		1,229,647

Computers & Peripherals* – 0.2%
3,571	Super Micro Computer, Inc.	130,591

Construction & Engineering* – 0.4%
19,555	Aegion Corp.	299,583

Consumer Finance – 1.0%
18,284	Cash America International, Inc.	380,307
5,245	World Acceptance Corp.*(b)	385,245

		765,552

Containers & Packaging* – 1.1%
58,265	Graphic Packaging Holding Co.	843,677

Distributors – 0.5%
6,287	Core-Mark Holding Co., Inc.	419,217

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – 1.2%
2,532	Capella Education Co.	$ 172,150
3,718	K12, Inc.*	52,870
26,273	Regis Corp.*	413,800
4,626	Strayer Education, Inc.*	309,942

		948,762

Electrical Equipment – 1.0%
1,282	AZZ, Inc.	54,087
25,009	General Cable Corp.	286,103
74,427	GrafTech International Ltd.*	270,170
4,765	Polypore International, Inc.*	213,091

		823,451

Electronic Equipment, Instruments & Components – 2.3%
6,353	Benchmark Electronics, Inc.*	153,933
746	Coherent, Inc.*	46,163
3,019	Kimball Electronics, Inc.*	30,733
8,984	Methode Electronics, Inc.	324,951
22,299	Newport Corp.*	412,978
5,917	OSI Systems, Inc.*	414,072
6,191	Plexus Corp.*	234,577
8,834	Sanmina Corp.*	187,104

		1,804,511

Energy Equipment & Services – 1.4%
22,692	Forum Energy Technologies, Inc.*	350,592
4,709	Helix Energy Solutions Group, Inc.*	88,388
70,024	Key Energy Services, Inc.*	117,640
4,491	Matrix Service Co.*	86,227
31,729	Pioneer Energy Services Corp.*	131,358
20,023	Tesco Corp.	205,036
5,542	US Silica Holdings, Inc.(b)	139,658

		1,118,899

Food & Staples Retailing* – 0.1%
2,026	The Pantry, Inc.	74,759

Food Products – 0.6%
11,788	Cal-Maine Foods, Inc.(b)	413,169
1,106	Lancaster Colony Corp.	99,463

		512,632

Health Care Equipment & Supplies – 4.0%
12,702	Cantel Medical Corp.	515,320
9,253	DexCom, Inc.*	553,144
7,122	Greatbatch, Inc.*	345,844
16,697	Masimo Corp.*	426,108
15,382	Natus Medical, Inc.*	578,363
11,773	NuVasive, Inc.*	545,325
3,949	Vascular Solutions, Inc.*	107,650
3,765	Zeltiq Aesthetics, Inc.*	121,271

		3,193,025

Health Care Providers & Services – 1.4%
5,450	Genesis Healthcare, Inc.*	45,235
1,590	Magellan Health, Inc.*	95,591

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
9,766	Molina Healthcare, Inc.*	$ 497,187
10,095	The Ensign Group, Inc.	418,943
1,214	Triple-S Management Corp. Class B*	29,233

		1,086,189

Health Care Technology – 0.5%
1,329	Computer Programs and Systems, Inc.	65,466
14,610	MedAssets, Inc.*	270,431
5,320	Quality Systems, Inc.	86,663

		422,560

Hotels, Restaurants & Leisure – 6.5%
9,096	BJ’s Restaurants, Inc.*	402,862
23,203	Bloomin’ Brands, Inc. *	573,462
1,200	Buffalo Wild Wings, Inc.*	213,984
4,561	Cracker Barrel Old Country Store, Inc.	613,500
4,302	DineEquity, Inc.	459,239
8,506	Jack in the Box, Inc.	721,224
6,215	Marriott Vacations Worldwide Corp.	475,447
9,263	Papa John’s International, Inc.	587,830
20,379	Sonic Corp.	616,872
14,834	Texas Roadhouse, Inc.	498,274

		5,162,694

Household Durables – 2.2%
5,615	Cavco Industries, Inc.*	412,759
14,504	Ethan Allen Interiors, Inc.	394,799
1,998	Helen of Troy Ltd.*	150,289
12,358	La-Z-Boy, Inc.	329,835
7,634	Universal Electronics, Inc.*	486,591

		1,774,273

Insurance – 1.3%
3,415	American Equity Investment Life Holding Co.	87,117
10,392	AmTrust Financial Services, Inc.(b)	526,043
1,527	Argo Group International Holdings Ltd.	81,679
17,406	Symetra Financial Corp.	353,516

		1,048,355

Internet & Catalog Retail* – 0.2%
5,597	Lands’ End, Inc.	194,160

Internet Software & Services – 3.0%
13,540	Constant Contact, Inc.*	512,083
16,770	Cvent, Inc.*	418,915
11,117	Envestnet, Inc.*	572,192
9,353	LogMeIn, Inc.*	444,735
6,450	NIC, Inc.	105,909
18,404	Web.com Group, Inc.*	278,084
644	WebMD Health Corp.*	24,955

		2,356,873

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 1.1%
3,631	Forrester Research, Inc.	$ 137,034
12,978	ManTech International Corp. Class A	422,175
8,633	Sykes Enterprises, Inc.*	194,415
5,686	TeleTech Holdings, Inc.*	125,433

		879,057

Life Sciences Tools & Services* – 1.4%
12,825	Cambrex Corp.	287,665
5,151	Luminex Corp.	90,915
12,104	PAREXEL International Corp.	737,860

		1,116,440

Machinery – 1.8%
4,613	Blount International, Inc.*	71,501
12,729	Hillenbrand, Inc.	399,818
2,229	Hyster-Yale Materials Handling, Inc.	139,647
4,756	John Bean Technologies Corp.	143,584
3,529	Tennant Co.	230,126
34,171	Wabash National Corp.*	426,112

		1,410,788

Media* – 0.6%
5,985	Entercom Communications Corp. Class A	69,246
20,781	Eros International PLC	389,852

		459,098

Metals & Mining – 2.1%
6,564	Century Aluminum Co.*	151,694
16,973	Globe Specialty Metals, Inc.	261,724
4,916	Kaiser Aluminum Corp.	340,728
12,406	Materion Corp.	408,778
3,229	Schnitzer Steel Industries, Inc. Class A	54,505
34,867	Stillwater Mining Co.*	476,632

		1,694,061

Multiline Retail* – 0.1%
1,523	Burlington Stores, Inc.	75,982

Oil, Gas & Consumable Fuels – 4.5%
36,391	Alon USA Energy, Inc.	439,603
22,801	Bill Barrett Corp.*	232,570
809	Clayton Williams Energy, Inc.*	45,223
3,885	Contango Oil & Gas Co.*	116,822
17,604	Delek US Holdings, Inc.	543,084
22,120	Dorian LPG Ltd.*	249,292
20,076	Green Plains, Inc.	469,979
7,354	Northern Oil and Gas, Inc.*(b)	46,183
3,496	REX American Resources Corp.*	194,063
8,757	SemGroup Corp. Class A	589,609
39,395	W&T Offshore, Inc.(b)	199,339
12,339	Western Refining, Inc.	458,147

		3,583,914

Paper & Forest Products – 0.2%
2,093	Neenah Paper, Inc.	120,096
2,769	PH Glatfelter Co.	63,327

		183,423

Shares	Description	Value
Common Stocks – (continued)
Personal Products* – 0.6%
4,481	USANA Health Sciences, Inc.	$ 439,317

Pharmaceuticals – 3.7%
8,610	Catalent, Inc.*	237,808
15,663	Impax Laboratories, Inc.*	574,362
6,023	Lannett Co., Inc.*	285,671
6,573	Pacira Pharmaceuticals, Inc.*	705,612
1,571	Phibro Animal Health Corp. Class A	42,935
15,065	Prestige Brands Holdings, Inc.*	516,127
17,958	Sagent Pharmaceuticals, Inc.*	460,982
12,815	SciClone Pharmaceuticals, Inc.*	94,575

		2,918,072

Professional Services – 1.9%
4,327	CDI Corp.	73,516
2,914	Heidrick & Struggles International, Inc.	64,574
3,123	Huron Consulting Group, Inc.*	234,912
3,141	Insperity, Inc.	131,734
15,747	Korn/Ferry International*	448,789
24,237	RPX Corp.*	299,327
571	The Corporate Executive Board Co.	39,125
8,193	TrueBlue, Inc.*	180,738

		1,472,715

Real Estate Investment Trusts – 6.6%
11,352	American Assets Trust, Inc.	503,802
62,513	Anworth Mortgage Asset Corp.	324,442
11,758	Coresite Realty Corp.	515,118
14,637	CubeSmart	360,656
12,772	DuPont Fabros Technology, Inc.	475,885
17,322	First Industrial Realty Trust, Inc.	376,407
2,325	LaSalle Hotel Properties	94,070
6,385	Pebblebrook Hotel Trust	296,519
2,025	Pennsylvania Real Estate Investment Trust	48,458
5,794	PS Business Parks, Inc.	487,333
7,194	Sovran Self Storage, Inc.	681,632
46,944	Strategic Hotels & Resorts, Inc.*	629,988
23,677	Sunstone Hotel Investors, Inc.	403,693

		5,198,003

Real Estate Management & Development* – 0.1%
1,958	Marcus & Millichap, Inc.	67,120

Road & Rail – 1.8%
11,717	ArcBest Corp.	436,575
10,224	Saia, Inc.*	430,533
7,763	Swift Transportation Co.*	190,814
14,069	Werner Enterprises, Inc.	401,389

		1,459,311

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 6.1%
50,564	Amkor Technology, Inc.*	$ 321,081
12,882	Cavium, Inc.*	757,591
16,858	Diodes, Inc.*	445,557
33,090	Integrated Device Technology, Inc.*	605,216
50,587	Lattice Semiconductor Corp.*	360,685
582	Monolithic Power Systems, Inc.	27,639
15,456	OmniVision Technologies, Inc.*	417,930
1,524	Power Integrations, Inc.	78,608
16,749	Qorvo, Inc.*	1,237,249
9,511	Rambus, Inc.*	106,999
11,190	Silicon Laboratories, Inc.*	489,674

		4,848,229

Software – 8.3%
17,300	Advent Software, Inc.	724,005
19,370	Aspen Technology, Inc.*	684,633
22,806	AVG Technologies NV*	451,103
5,983	Barracuda Networks, Inc.*	202,584
13,997	Blackbaud, Inc.	611,809
20,351	Callidus Software, Inc.*	304,248
3,911	Imperva, Inc.*	163,323
1,103	Manhattan Associates, Inc.*	49,238
932	MicroStrategy, Inc. Class A*	150,611
15,171	Monotype Imaging Holdings, Inc.	445,117
14,538	NetScout Systems, Inc.*	521,914
19,984	Pegasystems, Inc.	391,087
15,273	Progress Software Corp.*	382,589
3,309	QAD, Inc. Class A	63,996
1,498	Qualys, Inc.*	56,954
13,867	SS&C Technologies Holdings, Inc.	767,261
13,177	Synchronoss Technologies, Inc.*	559,627
792	Tyler Technologies, Inc.*	84,015

		6,614,114

Specialty Retail – 2.9%
7,927	Brown Shoe Co., Inc.	225,047
3,787	Lithia Motors, Inc. Class A	320,759
6,909	Mattress Firm Holding Corp.*(b)	398,097
22,317	Select Comfort Corp.*	665,939
9,624	The Cato Corp. Class A	408,058
7,485	Zumiez, Inc.*	279,116

		2,297,016

Textiles, Apparel & Luxury Goods – 0.7%
1,943	Movado Group, Inc.	46,690
8,921	Skechers U.S.A., Inc. Class A*	538,383

		585,073

Trading Companies & Distributors – 0.7%
4,921	Watsco, Inc.	535,700

Wireless Telecommunication Services – 0.0%
1,961	Spok Holdings, Inc.	33,572

TOTAL COMMON STOCKS		$77,169,244

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.0%
Repurchase Agreement – 3.0%
Joint Repurchase Agreement Account II
$2,400,000	0.074%	02/02/15	$ 2,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$79,569,244

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 5.0%
Goldman Sachs Financial Square Money Market Fund – FST Shares
3,945,745	0.082%	$ 3,945,745

TOTAL INVESTMENTS – 105.4%		$83,514,989

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%		(4,296,249)

NET ASSETS – 100.0%		$79,218,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	11	March 2015	$1,277,320	$(30,941)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$74,839,410

Gross unrealized gain	11,920,704
Gross unrealized loss	(3,245,125)

Net unrealized security gain	$8,675,579

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.8%
25,506	AAR Corp.(a)	$ 731,002
3,851	Aerovironment, Inc.*	98,547
8,277	Ducommun, Inc.*	214,954
19,778	Engility Holdings, Inc.*	789,142
5,578	Orbital Sciences Corp.*	156,686
5,095	Teledyne Technologies, Inc.*	484,229

		2,474,560

Airlines* – 1.1%
88,735	JetBlue Airways Corp.	1,489,861

Auto Components – 1.3%
24,181	Cooper Tire & Rubber Co.	841,257
56,855	Modine Manufacturing Co.*	693,062
10,765	Tower International, Inc.*	254,808

		1,789,127

Biotechnology* – 3.1%
16,718	Acorda Therapeutics, Inc.(a)	694,633
33,163	Emergent Biosolutions, Inc.	929,559
42,848	Infinity Pharmaceuticals, Inc.	661,573
6,930	Isis Pharmaceuticals, Inc.	474,774
7,041	Ligand Pharmaceuticals, Inc. Class B	400,774
6,270	NPS Pharmaceuticals, Inc.	287,542
31,852	Repligen Corp.	773,685

		4,222,540

Building Products – 0.8%
2,805	American Woodmark Corp.*	115,369
11,413	Quanex Building Products Corp.	214,907
16,696	Universal Forest Products, Inc.	835,802

		1,166,078

Capital Markets – 1.6%
28,956	Arlington Asset Investment Corp. Class A(b)	768,203
5,672	GAMCO Investors, Inc. Class A	463,119
7,258	Manning & Napier, Inc.	77,733
18,180	Piper Jaffray Cos., Inc.*	928,089

		2,237,144

Chemicals – 2.2%
26,956	A. Schulman, Inc.	939,417
30,291	FutureFuel Corp.	332,898
13,931	Innophos Holdings, Inc.	829,452
6,582	Intrepid Potash, Inc.*	87,606
25,475	OM Group, Inc.	713,300
4,541	PolyOne Corp.	161,614

		3,064,287

Commercial Banks – 9.9%
11,854	1st Source Corp.	352,419
7,786	Bancfirst Corp.	448,941

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
10,092	Banner Corp.	$ 407,515
3,333	Cardinal Financial Corp.	59,361
19,609	Central Pacific Financial Corp.	411,397
11,221	City Holding Co.	474,985
18,997	Columbia Banking System, Inc.	483,094
71,047	CVB Financial Corp.	1,037,997
3,395	Eagle Bancorp, Inc.*	116,109
5,792	First Financial Bancorp	95,684
34,108	First Interstate BancSystem, Inc.	815,181
36,675	First Merchants Corp.	800,982
35,233	FirstMerit Corp.	577,293
11,593	Flushing Financial Corp.	209,833
9,256	Great Southern Bancorp, Inc.	334,327
7,276	Hancock Holding Co.	189,976
36,777	International Bancshares Corp.	827,850
53,923	OFG Bancorp	868,160
68,630	Old National Bancorp	920,328
40,748	PrivateBancorp, Inc.	1,236,294
5,511	S&T Bancorp, Inc.	151,497
3,912	TriCo Bancshares	91,345
4,565	UMB Financial Corp.	221,494
43,070	Umpqua Holdings Corp.	668,016
30,702	United Community Banks, Inc.	537,592
22,617	WesBanco, Inc.	682,581
54,541	Wilshire Bancorp, Inc.	496,323
1,952	Wintrust Financial Corp.	84,854

		13,601,428

Commercial Services & Supplies – 1.6%
7,453	ABM Industries, Inc.	215,168
15,232	Deluxe Corp.	989,014
47,710	Kimball International, Inc. Class B	413,646
1,117	Multi-Color Corp.	65,032
25,332	Quad Graphics, Inc.	507,653

		2,190,513

Communications Equipment – 1.8%
37,007	Aruba Networks, Inc.*	613,576
19,659	Calix, Inc.*	188,726
4,846	Comtech Telecommunications Corp.	160,112
70,601	Harmonic, Inc.*	540,098
70,641	Polycom, Inc.*	939,525

		2,442,037

Computers & Peripherals* – 0.1%
45,568	Quantum Corp.	71,997

Construction & Engineering*(b) – 0.5%
41,967	Aegion Corp.	642,934

Consumer Finance – 2.0%
36,903	Cash America International, Inc.	767,582
16,179	Enova International, Inc.*	311,446
68,482	EZCORP, Inc. Class A*	706,050
13,167	Green Dot Corp. Class A*	200,797
9,794	World Acceptance Corp.*(b)	719,369

		2,705,244

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging* – 0.7%
64,511	Graphic Packaging Holding Co.	$ 934,119

Distributors – 0.7%
15,377	Core-Mark Holding Co., Inc.	1,025,338

Diversified Consumer Services* – 1.2%
29,421	Bridgepoint Education, Inc.	290,385
37,415	K12, Inc.	532,042
52,491	Regis Corp.	826,733

		1,649,160

Diversified Telecommunication Services*(b) – 0.0%
8,579	magicJack VocalTec Ltd.	59,538

Electric Utilities – 2.2%
22,430	Cleco Corp.	1,219,295
13,683	MGE Energy, Inc.	628,049
36,540	PNM Resources, Inc.	1,114,470

		2,961,814

Electrical Equipment – 0.5%
32,801	General Cable Corp.	375,243
25,915	GrafTech International Ltd.*	94,072
26,942	LSI Industries, Inc.	197,754

		667,069

Electronic Equipment, Instruments & Components – 2.4%
41,284	Benchmark Electronics, Inc.*	1,000,311
6,809	Daktronics, Inc.	84,295
6,870	Fabrinet*	112,187
35,782	Kimball Electronics, Inc.*	364,261
12,529	OSI Systems, Inc.*	876,780
42,772	Sanmina Corp.*	905,911

		3,343,745

Energy Equipment & Services – 0.8%
824	Dawson Geophysical Co.	8,891
5,482	Forum Energy Technologies, Inc.*	84,697
138,942	ION Geophysical Corp.*	312,619
67,741	Key Energy Services, Inc.*	113,805
63,563	Pioneer Energy Services Corp.*	263,151
35,790	Tesco Corp.	366,490

		1,149,653

Food & Staples Retailing – 1.0%
11,294	Ingles Markets, Inc. Class A	481,689
6,800	SpartanNash Co.	175,168
16,580	The Pantry, Inc.*	611,802
3,502	Weis Markets, Inc.	160,497

		1,429,156

Food Products – 0.5%
7,169	Lancaster Colony Corp.	644,708

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 1.6%
19,111	Northwest Natural Gas Co.	$ 953,830
29,852	Piedmont Natural Gas Co., Inc.	1,190,796

		2,144,626

Health Care Equipment & Supplies – 2.0%
2,075	Cantel Medical Corp.	84,183
18,145	Greatbatch, Inc.*	881,121
1,541	ICU Medical, Inc.*	128,797
16,575	Natus Medical, Inc.*	623,220
19,653	NuVasive, Inc.*	910,327
2,632	SurModics, Inc.*	60,325

		2,687,973

Health Care Providers & Services* – 0.8%
25,199	Genesis Healthcare, Inc.	209,152
9,973	Magellan Health, Inc.	599,577
14,627	Triple-S Management Corp. Class B	352,218

		1,160,947

Hotels, Restaurants & Leisure – 4.8%
17,889	BJ’s Restaurants, Inc.*	792,304
13,975	Bloomin’ Brands, Inc. *	345,392
953	Bob Evans Farms, Inc.	53,721
5,385	Cracker Barrel Old Country Store, Inc.	724,336
9,368	Denny’s Corp.*	101,924
7,894	DineEquity, Inc.	842,685
9,460	Jack in the Box, Inc.	802,113
16,419	Marriott Vacations Worldwide Corp.	1,256,054
12,864	Papa John’s International, Inc.	816,349
30,398	Sonic Corp.	920,147

		6,655,025

Household Durables – 3.5%
10,111	Cavco Industries, Inc.*	743,260
6,605	CSS Industries, Inc.	179,656
28,615	Ethan Allen Interiors, Inc.	778,900
15,100	Helen of Troy Ltd.*	1,135,822
25,327	La-Z-Boy, Inc.	675,978
18,248	The Ryland Group, Inc.	732,657
6,361	TRI Pointe Homes, Inc.*	91,153
8,246	Universal Electronics, Inc.*	525,600

		4,863,026

Independent Power Producers & Energy Traders – 0.0%
1,994	Ormat Technologies, Inc.	53,339

Insurance – 5.0%
45,098	American Equity Investment Life Holding Co.	1,150,450
16,936	AmTrust Financial Services, Inc.(b)	857,300
18,549	Argo Group International Holdings Ltd.	992,186
14,697	Employers Holdings, Inc.	305,698
15,488	Global Indemnity PLC*	406,405
41,729	Maiden Holdings Ltd.	521,613

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
9,966	Safety Insurance Group, Inc.	$ 617,394
25,733	Selective Insurance Group, Inc.	664,426
49,756	Symetra Financial Corp.	1,010,544
12,483	United Fire Group, Inc.	348,775

		6,874,791

Internet Software & Services – 1.3%
23,178	Constant Contact, Inc.*	876,592
11,395	LogMeIn, Inc.*	541,832
25,877	Marchex, Inc. Class B	98,591
22,526	Web.com Group, Inc.*	340,368

		1,857,383

IT Services – 1.1%
33,540	Ciber, Inc.*	108,334
29,255	ManTech International Corp. Class A	951,665
20,907	Sykes Enterprises, Inc.*	470,826

		1,530,825

Leisure Equipment & Products – 0.1%
20,087	Callaway Golf Co.	163,910

Life Sciences Tools & Services*(b) – 0.5%
59,720	Affymetrix, Inc.	659,309

Machinery – 1.0%
13,821	Barnes Group, Inc.	474,751
11,756	Federal Signal Corp.	179,514
1,712	Hyster-Yale Materials Handling, Inc.	107,257
7,378	Kadant, Inc.	293,202
13,414	Miller Industries, Inc.	270,963

		1,325,687

Media – 0.2%
13,330	Entercom Communications Corp. Class A*	154,228
7,942	Harte-Hanks, Inc.	57,738
9,468	Journal Communications, Inc. Class A*	95,154

		307,120

Metals & Mining – 1.7%
8,106	Century Aluminum Co.*	187,330
2,600	Kaiser Aluminum Corp.	180,206
24,831	Materion Corp.	818,181
34,209	Schnitzer Steel Industries, Inc. Class A	577,448
42,831	Stillwater Mining Co.*	585,500

		2,348,665

Multi-Utilities – 0.1%
3,181	Avista Corp.	118,111

Oil, Gas & Consumable Fuels – 3.0%
61,778	Alon USA Energy, Inc.(a)	746,278
27,048	Comstock Resources, Inc.(b)	109,274
17,296	Contango Oil & Gas Co.*	520,091
30,831	Delek US Holdings, Inc.	951,136
44,988	Dorian LPG Ltd.*	507,015

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
32,834	Green Plains, Inc.	$ 768,644
8,302	REX American Resources Corp.*	460,844

		4,063,282

Paper & Forest Products – 0.4%
1,834	Neenah Paper, Inc.	105,235
21,329	PH Glatfelter Co.	487,794

		593,029

Pharmaceuticals* – 0.8%
14,518	Impax Laboratories, Inc.	532,375
24,692	Sagent Pharmaceuticals, Inc.	633,844

		1,166,219

Professional Services – 1.8%
14,377	CDI Corp.	244,265
8,101	Heidrick & Struggles International, Inc.	179,518
605	Huron Consulting Group, Inc.*	45,508
4,352	Insperity, Inc.	182,523
34,542	Korn/Ferry International*	984,447
3,854	Navigant Consulting, Inc.*	55,613
57,115	RPX Corp.*	705,370
2,258	TrueBlue, Inc.*	49,812

		2,447,056

Real Estate Investment Trusts – 17.8%
25,188	American Assets Trust, Inc.	1,117,843
158,457	Anworth Mortgage Asset Corp.	822,392
18,483	Coresite Realty Corp.	809,740
63,516	CubeSmart	1,565,034
33,568	CyrusOne, Inc.	941,582
25,022	DiamondRock Hospitality Co.	363,570
32,190	DuPont Fabros Technology, Inc.	1,199,399
87,105	FelCor Lodging Trust, Inc.	871,921
59,107	First Industrial Realty Trust, Inc.	1,284,395
9,285	Franklin Street Properties Corp.	119,591
25,553	Getty Realty Corp.	473,497
9,435	Healthcare Realty Trust, Inc.	283,899
40,294	Inland Real Estate Corp.	458,546
37,018	Investors Real Estate Trust(b)	305,399
34,846	LaSalle Hotel Properties	1,409,869
28,431	Pebblebrook Hotel Trust	1,320,336
48,533	Pennsylvania Real Estate Investment Trust	1,161,395
10,487	PS Business Parks, Inc.	882,062
48,779	Ramco-Gershenson Properties Trust	954,605
42,241	RLJ Lodging Trust	1,439,151
43,390	Rouse Properties, Inc.(b)	806,620
7,993	Saul Centers, Inc.	456,320
10,497	Sovran Self Storage, Inc.	994,591
66,447	Strategic Hotels & Resorts, Inc.*	891,719
10,123	Sun Communities, Inc.	685,631
85,042	Sunstone Hotel Investors, Inc.	1,449,966

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
9,421	Terreno Realty Corp.	$ 214,799
10,995	The Geo Group, Inc.	478,502
57,330	Western Asset Mortgage Capital Corp.(b)	773,955

		24,536,329

Road & Rail – 0.6%
20,764	ArcBest Corp.	773,667
1,131	Saia, Inc.*	47,626

		821,293

Semiconductors & Semiconductor Equipment – 3.0%
1,485	Cabot Microelectronics Corp.*	73,374
29,315	Diodes, Inc.*	774,796
35,398	Fairchild Semiconductor International, Inc.*	543,359
43,414	Integrated Device Technology, Inc.*	794,042
20,599	Intersil Corp. Class A	294,772
34,405	OmniVision Technologies, Inc.*	930,311
15,675	Silicon Laboratories, Inc.*	685,938

		4,096,592

Software – 3.1%
7,494	Advent Software, Inc.	313,624
3,959	Aspen Technology, Inc.*	139,931
26,069	AVG Technologies NV*	515,645
14,994	Blackbaud, Inc.	655,388
17,867	NetScout Systems, Inc.*	641,425
35,748	Progress Software Corp.*	895,487
10,255	QAD, Inc. Class A	198,332
15,223	SS&C Technologies Holdings, Inc.	842,288
1,517	Synchronoss Technologies, Inc.*	64,427

		4,266,547

Specialty Retail – 2.4%
20,813	Brown Shoe Co., Inc.	590,881
28,394	Haverty Furniture Cos., Inc.	693,666
15,478	hhgregg, Inc.*(b)	84,974
29,606	Select Comfort Corp.*	883,443
5,699	Stage Stores, Inc.	113,980
19,925	The Cato Corp. Class A	844,820
3,673	Zumiez, Inc.*	136,966

		3,348,730

Textiles, Apparel & Luxury Goods* – 0.4%
8,909	Skechers U.S.A., Inc. Class A	537,658

Thrifts & Mortgage Finance – 1.7%
9,189	Berkshire Hills Bancorp, Inc.	228,806
87,328	Brookline Bancorp, Inc.	838,349
26,709	Dime Community Bancshares	394,225
25,766	Northfield Bancorp, Inc.	371,030
27,300	Oritani Financial Corp.	385,203
2,232	WSFS Financial Corp.	164,856

		2,382,469

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.2%
14,428	Aircastle Ltd.	$ 289,426

Water Utilities – 0.6%
33,430	California Water Service Group	820,372

Wireless Telecommunication Services – 0.2%
16,569	Spok Holdings, Inc.	283,661

TOTAL COMMON STOCKS		$134,365,450

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$3,200,000	0.074%	02/02/15	$ 3,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$137,565,450

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 3.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
4,628,200	0.082%	$ 4,628,200

TOTAL INVESTMENTS – 103.2%		$142,193,650

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%		(4,444,615)

NET ASSETS – 100.0%		$137,749,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	15	March 2015	$1,741,800	$4,787

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,941,937

Gross unrealized gain	18,206,816
Gross unrealized loss	(7,955,103)

Net unrealized security gain	$10,251,713

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 2.5%
43,067	General Dynamics Corp.	$ 5,736,955
31,075	Lockheed Martin Corp.	5,853,598

		11,590,553

Air Freight & Logistics – 1.0%
27,969	FedEx Corp.	4,729,838

Airlines – 2.4%
34,876	Alaska Air Group, Inc.	2,367,034
75,268	Delta Air Lines, Inc.	3,560,929
115,908	Southwest Airlines Co.	5,236,724

		11,164,687

Beverages – 1.6%
79,733	PepsiCo., Inc.	7,477,361

Biotechnology – 5.2%
33,462	Amgen, Inc.	5,094,924
11,966	Biogen Idec, Inc.*	4,656,689
59,638	Celgene Corp.*(a)	7,106,464
68,350	Gilead Sciences, Inc.*	7,165,130

		24,023,207

Capital Markets – 2.2%
2,744	Affiliated Managers Group, Inc.*	563,947
34,575	Ameriprise Financial, Inc.	4,319,800
197,114	The Charles Schwab Corp.	5,121,022

		10,004,769

Chemicals – 1.3%
4,515	Ecolab, Inc.	468,522
127,483	The Dow Chemical Co.	5,757,132

		6,225,654

Commercial Banks – 1.6%
87,374	BB&T Corp.	3,083,429
42,301	JPMorgan Chase & Co.	2,300,328
17,393	KeyCorp	225,935
33,238	Wells Fargo & Co.	1,725,717

		7,335,409

Commercial Services & Supplies – 0.8%
47,591	Cintas Corp.	3,745,412

Communications Equipment – 0.1%
25,781	Brocade Communications Systems, Inc.	286,685

Computers & Peripherals – 7.4%
127,025	Apple, Inc.	14,882,249
230,653	EMC Corp.	5,980,832
172,922	Hewlett-Packard Co.	6,247,672
67,381	NetApp, Inc.	2,547,002
44,447	Western Digital Corp.	4,321,582

		33,979,337

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 0.9%
29,132	American Express Co.	$ 2,350,661
31,428	Discover Financial Services	1,709,055

		4,059,716

Diversified Financial Services – 2.7%
79,693	Berkshire Hathaway, Inc. Class B*	11,468,619
22,068	Voya Financial, Inc.	860,873

		12,329,492

Diversified Telecommunication Services – 1.3%
139,850	CenturyLink, Inc.	5,198,224
15,084	Verizon Communications, Inc.	689,490
19,167	Windstream Holdings, Inc.(b)	152,378

		6,040,092

Electric Utilities – 0.3%
2,460	American Electric Power Co., Inc.	154,513
2,649	Edison International	180,529
12,460	Entergy Corp.	1,090,374

		1,425,416

Electronic Equipment, Instruments & Components – 1.5%
234,427	Corning, Inc.	5,572,330
140,943	Flextronics International Ltd.*	1,567,286

		7,139,616

Food & Staples Retailing – 4.7%
76,883	CVS Health Corp.	7,546,835
31,590	The Kroger Co.	2,181,290
66,881	Wal-Mart Stores, Inc.	5,683,547
84,701	Walgreens Boots Alliance, Inc.	6,246,699

		21,658,371

Health Care Providers & Services – 0.8%
40,563	Aetna, Inc.	3,724,495

Hotels, Restaurants & Leisure – 1.1%
113,230	Carnival Corp.	4,977,591

Household Durables – 0.4%
23,907	D.R. Horton, Inc.	586,200
8,483	Mohawk Industries, Inc.*	1,400,034

		1,986,234

Household Products – 2.6%
12,566	Kimberly-Clark Corp.	1,356,625
125,320	The Procter & Gamble Co.	10,563,223

		11,919,848

Industrial Conglomerates – 4.0%
44,929	3M Co.	7,291,977
8,405	Danaher Corp.	692,404
437,573	General Electric Co.	10,453,619

		18,438,000

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 3.2%
56,985	Allied World Assurance Co. Holdings AG	$ 2,203,610
64,710	Aspen Insurance Holdings Ltd.	2,803,237
14,043	Assured Guaranty Ltd.	342,930
46,144	Reinsurance Group of America, Inc.	3,821,185
53,437	The Travelers Cos., Inc.	5,494,392

		14,665,354

Internet Software & Services* – 2.0%
113,847	eBay, Inc.(a)	6,033,891
3,473	Google, Inc. Class A	1,866,911
2,268	Google, Inc. Class C	1,212,291

		9,113,093

IT Services – 2.4%
49,286	Accenture PLC Class A	4,141,502
14,493	International Business Machines Corp.	2,221,922
365,665	Xerox Corp.	4,815,808

		11,179,232

Machinery – 0.3%
19,279	Caterpillar, Inc.	1,541,742

Media – 3.9%
33,914	Comcast Corp. Class A	1,802,360
15,552	DIRECTV*	1,326,275
91,037	The Walt Disney Co.	8,280,725
8,716	Time Warner Cable, Inc.	1,186,509
13,122	Twenty-First Century Fox, Inc. Class B	417,936
75,184	Viacom, Inc. Class B	4,843,353

		17,857,158

Multi-Utilities – 0.1%
27,378	CenterPoint Energy, Inc.	632,158

Multiline Retail* – 1.1%
76,890	Dollar General Corp.	5,156,243

Oil, Gas & Consumable Fuels – 10.4%
5,863	Chevron Corp.	601,133
164,184	Exxon Mobil Corp.	14,352,965
30,941	Hess Corp.	2,088,208
60,490	HollyFrontier Corp.	2,172,801
156,534	Kinder Morgan, Inc.	6,425,721
59,374	Marathon Petroleum Corp.	5,497,439
3,615	ONEOK, Inc.	159,168
42,127	Phillips 66	2,962,371
155,478	Spectra Energy Corp.	5,199,184
39,534	Tesoro Corp.	3,231,114
103,582	Valero Energy Corp.	5,477,416

		48,167,520

Paper & Forest Products – 1.1%
98,626	International Paper Co.	5,193,645

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 10.5%
116,131	AbbVie, Inc.(a)	$ 7,008,506
119,987	Bristol-Myers Squibb Co.	7,231,616
74,169	Eli Lilly & Co.	5,340,168
101,863	Johnson & Johnson	10,200,561
149,120	Merck & Co., Inc.	8,988,954
307,346	Pfizer, Inc.	9,604,562

		48,374,367

Real Estate Investment Trusts – 2.3%
20,833	CBL & Associates Properties, Inc.	429,576
21,038	Equity Lifestyle Properties, Inc.	1,151,410
69,676	Equity Residential	5,407,554
5,089	Extra Space Storage, Inc.	335,874
2,585	Home Properties, Inc.	182,242
11,298	Hospitality Properties Trust	368,202
4,252	Public Storage	853,972
40,317	Weingarten Realty Investors	1,511,081
27,954	WP GLIMCHER, Inc.	494,227

		10,734,138

Road & Rail – 1.3%
50,645	Union Pacific Corp.	5,936,100

Semiconductors & Semiconductor Equipment – 2.9%
38,272	Broadcom Corp. Class A	1,624,264
147,431	Intel Corp.	4,871,120
25,839	Micron Technology, Inc.*	756,178
115,121	Texas Instruments, Inc.	6,153,218

		13,404,780

Software – 6.1%
77,737	Adobe Systems, Inc.*	5,451,696
13,872	CA, Inc.	420,321
4,195	Citrix Systems, Inc.*	248,596
316,361	Microsoft Corp.	12,780,984
194,221	Oracle Corp.	8,135,918
14,143	salesforce.com, Inc.*	798,372
17,732	Symantec Corp.	439,222

		28,275,109

Specialty Retail – 3.2%
6,837	Best Buy Co., Inc.	240,662
92,427	Lowe’s Cos., Inc.	6,262,854
24,468	PetSmart, Inc.	1,999,158
14,682	The Gap, Inc.	604,752
52,625	The Home Depot, Inc.	5,495,102

		14,602,528

TOTAL COMMON STOCKS		$449,094,950

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$13,000,000	0.074%	02/02/15	$ 13,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$462,094,950

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
313,825	0.082%	$ 313,825

TOTAL INVESTMENTS – 100.1%		$462,408,775

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(302,123)

NET ASSETS – 100.0%		$462,106,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(e)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	81	March 2015	$8,053,020	$(144,523)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$445,398,430

Gross unrealized gain	27,541,925
Gross unrealized loss	(10,531,580)

Net unrealized security gain	$17,010,345

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by GSAL to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, GSAL indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to an exclusion for any shortfalls resulting from a loss of value in the cash collateral pool due to reinvestment risk and a requirement that the Funds agree to assign rights to the collateral to GSAL for purpose of using the collateral to cover purchase of replacement securities as more fully described in the Securities Lending Agency Agreement. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is equal to the value of the cash received.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,417,486	$—	$—
North America	499,142,433	—	—
Short-term Investment	—	53,700,000	—
Securities Lending Reinvestment Vehicle	2,925,175	—	—
Total	$507,485,094	$53,700,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(330,688)	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,965,808	$—	$—
North America	501,077,398	—	—
Short-term Investment	—	12,600,000	—
Securities Lending Reinvestment Vehicle	1,831,850	—	—
Total	$507,875,056	$12,600,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(151,660)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,399,812	$—	$—
North America	163,160,460	—	—
Short-term Investment	—	7,500,000	—
Securities Lending Reinvestment Vehicle	8,082,975	—	—
Total	$172,643,247	$7,500,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(93,449)	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$451,103	$—	$—
North America	76,718,141	—	—
Short-term Investment	—	2,400,000	—
Securities Lending Reinvestment Vehicle	3,945,745	—	—
Total	$81,114,989	$2,400,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(30,941)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$171,725	$—	$—
Europe	922,050	—	—
North America	133,271,675	—	—
Short-term Investment	—	3,200,000	—
Securities Lending Reinvestment Vehicle	4,628,200	—	—
Total	$138,993,650	$3,200,000	$—

Derivative Type
Assets(b)
Futures Contracts	$4,787	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,345,112	$—	$—
North America	442,749,838	—	—
Short-term Investment	—	13,000,000	—
Securities Lending Reinvestment Vehicle	313,825	—	—
Total	$449,408,775	$13,000,000	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(144,523)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2015, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$53,700,000	$53,700,329	$54,774,003
Large Cap Value Insights	12,600,000	12,600,077	12,852,001
Small Cap Equity Insights	7,500,000	7,500,046	7,650,000
Small Cap Growth Insights	2,400,000	2,400,015	2,448,000
Small Cap Value Insights	3,200,000	3,200,020	3,264,000
U.S. Equity Insights	13,000,000	13,000,080	13,260,001

REPURCHASE AGREEMENTS — At January 31, 2015, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.080%	$18,181,203	$4,265,980	$2,539,274	$812,568	$1,083,424	$4,401,408
Citigroup Global Markets, Inc.	0.080	18,181,203	4,265,980	2,539,274	812,568	1,083,424	4,401,408
Merrill Lynch & Co., Inc.	0.060	17,337,594	4,068,040	2,421,452	774,864	1,033,152	4,197,184
TOTAL		$53,700,000	$12,600,000	$7,500,000	$2,400,000	$3,200,000	$13,000,000

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 4.500%	10/01/40 to 03/01/44
Federal National Mortgage Association	3.000 to 5.500	07/01/25 to 08/01/48
Government National Mortgage Association	3.000 to 6.000	11/15/34 to 12/20/44

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.